                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         TCW Capital Investment Corp.
                 -------------------------------------
   Address:      865 South Figueroa Street, Suite 1800
                 -------------------------------------
                 Los Angeles, CA 90017
                 -------------------------------------

Form 13F File Number: 28-06679
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Linda D. Barker
         -------------------------------
Title:   Assistant Secretary
         -------------------------------
Phone:   (213) 244-0694
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Linda D. Barker
   -------------------------------
   Los Angeles, CA
   Date: February 10, 2006

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

List of Other Managers Reporting for this Manager:
    Form 13F File Number 28-02494
    Name The TCW Group, Inc.